PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	12/31/2012	12/31/2011
Office Equipment	$23,781	$23,781
Less: Accumulated depreciation	(7,153)	(2,397)
Net property and euipment	$16,628	$21,384